Short-term debt and short-term debt from related parties (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt
Short-term debt from unrelated parties	€ 62,950	€ 1,149,988
Short-term debt from related parties	16,320	21,865
Short-term debt	79,270	1,171,853
Commercial paper borrowing limit	20,000	1,000,000
Borrowings offset under cash management system	998,044	152,598
Commercial paper program
Debt
Short-term debt from unrelated parties	19,995	999,732
Commercial paper borrowing limit	1,000,000	1,000,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	€ 42,442	€ 143,875
Average interest rate (as a percent)	4.05%	0.86%
Other
Debt
Short-term debt from unrelated parties	€ 513	€ 6,381
Other debt relating to fixed payments for acquisitions
Debt
Short-term debt from unrelated parties	513	6,381
Amended 2012 Credit Agreement Excluded Amount
Debt
Remaining borrowing capacity	1,077,152	€ 517,926
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party	€ 600,000